Related Party Transactions	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Related Party Transactions

NOTE 27 — RELATED PARTY TRANSACTIONS

	December 31,
	2017			2016			2015
	Joint Ventures (a)	Associates (b)	Total	Joint Ventures (a)	Associates (b)	Total	Total
	(In millions of US$)
Sales of geophysical equipment	2.6	31.0	33.6	1.3	3.9	5.2	70.5
Equipment rentals and services rendered	13.0	8.4	21.4	9.8	18.2	28.0	60.5
Operating Revenue	15.6	39.4	55.0	11.1	22.1	33.2	131.0

Charter expenses	(23.6)	—	(23.6)	(28.3)	—	(28.3)	(29.9)
Ship management expenses	(24.4)	—	(24.4)	(36.2)	—	(36.2)	(70.6)
Costs of services rendered	(2.5)	(1.5)	(4.0)	(4.1)	(3.6)	(7.7)	(14.6)
Cost of operations	(50.5)	(1.5)	(52.0)	(68.6)	(3.6)	(72.2)	(115.1)

Other financial income (loss)	0.1	—	0.1	(1.3)	1.5	0.2	1.8

Trade accounts and notes receivable, including agency arrangements	18.1	18.7	36.8	20.7	15.6	36.3	58.1
Financial assets (see note 7)	32.9	—	32.9	14.9	—	14.9	62.4
Receivables	51.0	18.7	69.7	35.6	15.6	51.2	120.5

Trade accounts and notes payable, including agency arrangements	13.1	5.5	18.6	25.9	33.6	59.5	79.2
Financial liabilities – Finance lease debt	—	—	—	15.0	—	15.0	16.8
Payables	13.1	5.5	18.6	40.9	33.6	74.5	96.0

Future leases commitments	397.0	—	397.0	203.5	—	203.5	236.7
Future ship management costs	169.3	—	169.3	66.7	—	66.7	97.7
Contractual Obligations	566.3	—	566.3	270.2	—	270.2	334.4

(a)	Mainly correspond to investments in companies accounted for using the equity method in our Marine acquisition Segment (see note 8);
(b)	Mainly correspond to investments in companies accounted for using the equity method in our Land and Multi-Physics acquisition Segment (see note 8);

No credit facility or loan was granted to the Company by shareholders during the last three years.